UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2011

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         May 16, 2011

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total: $881056









AMR CORP	 		COM 		  001765106		   6477 	       1002665	      SH

ALLERGAN INC	 		NOTE 1.500% 4/0 	  018490AL6		 39673 	     35500000	    PRN

AMERICAN INTL GROUP INC	W EXP 01/19/202 	  026874156		   1337 	         120121	      SH

AMYLIN PHARMACEUTICALS INC	NOTE 3.000% 6/1 	  032346AF5		 11687 	     13500000	    PRN

BOISE INC	 		W EXP 06/18/201 	  09746Y113		   3276 	       1926935	      SH

CEMEX SAB DE CV	 	SPON ADR NEW 	  151290889		 19802 	       2217483	      SH

CENTRAL EUROPEAN DIST CORP	NOTE 3.000% 3/1 	  153435AA0		   6055 	       7000000	    PRN

CEPHALON INC	 		NOTE 2.000% 6/0 	  156708AP4		 20006 	     12000000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167CA3		   4334 	       4000000	    PRN

COMPUCREDIT HLDGS CORP	NOTE 5.875%11/3   20478NAD2		   6513 	     12450000	    PRN

CUBIST PHARMACEUTICALS INC	NOTE 2.500%11/0   229678AD9		 17732 	     16194000	    PRN

DENDREON CORP	 	NOTE 2.875% 1/1 	  24823QAC1		   2663 	       2500000	    PRN

DISCOVERY COMMUNICATNS NEW	COM SER C 	  25470F302		 26427 	        750564	      SH

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		   5661 	      5675000	    PRN

EASTMAN KODAK CO	 	NOTE 7.000% 4/0 	  277461BJ7		 13381 	     15000000	    PRN

EVERGREEN SOLAR INC	 	NOTE 4.000% 7/1 	  30033RAC2		 13219 	     48959000	    PRN

FORD MTR CO DEL	 	W EXP 01/01/201 	  345370134		 37786 	       5922598	      SH

GOLDCORP INC NEW	 	COM 		  380956409		   5996 	        120400	      SH

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201 	  416515120		 46187 	       2518398	      SH

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999 	  44248W208		   2120 	        100000	      SH

ICO GLOBAL COMM HLDGS LTD DE	CL A 		  44930K108		   1188 	        444882	      SH

ILLUMINA INC	 		COM 		  452327109		   4036 	          57600	      SH

KKR FINANCIAL HLDGS LLC	NOTE 7.500% 1/1 	  48248AAD0		 34808 	     24224000	    PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		 21747 	     36800000	    PRN

LIBERTY MEDIA CORP	 	DEB 3.750% 2/1 	  530715AL5		 13805 	     24140000	    PRN

LIBERTY MEDIA CORP	 	DEB 3.500% 1/1 	  530715AN1		 12034 	     21100000	    PRN

LIFE TECHNOLOGIES CORP	COM 		  53217V109		   4519 	          86200	      SH

LINCARE HLDGS INC	 	NOTE 2.750%11/0   532791AF7		 13105 	     11000000	    PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201 	  534187117		 16943 	        785490	      SH

MGIC INVT CORP WIS	 	COM 		  552848103		   4436 	        499020	      SH

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		   4863 	      9500000	    PRN

MASSEY ENERGY CO	 	NOTE 3.250% 8/0 	  576203AJ2		 26271 	     23051000	    PRN

MICROSOFT CORP	 	COM 		  594918104		   4238 	        166900	      SH

MOLSON COORS BREWING CO	CL B 		  60871R209		 13699 	        292144	      SH

NETAPP INC	 		NOTE 1.750% 6/0 	  64110DAB0		 68408 	     43194000	    PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		   5864 	      6348000	    PRN

PMI GROUP INC	 		COM 		  69344M101		    403 	        149100	      SH

POWERWAVE TECHNOLOGIES INC	NOTE 3.875%10/0   739363AF6		    914 	        950000	    PRN

PROLOGIS	 		NOTE 2.625% 5/1 	  743410AS1		   3436 	      3441000	    PRN

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N   780097770		   1197 	          70380	      SH

SBA COMMUNICATIONS CORP	NOTE 4.000%10/0   78388JAM8		 32263 	     22000000	    PRN

SANDISK CORP	 		COM 		  80004C101		   7245 	        157200	      SH

SEALY CORP	 		SR SECD 3RD 8%   812139400		   9134 	        119157	      SH

SYMANTEC CORP	 	COM 		  871503108		 21933 	      1183000	      SH

UAL CORP	 		NOTE 6.000%10/1   902549AJ3	             155649 	    55091000	    PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		 18554 	    23285000	    PRN

UNITED RENTALS INC	 	NOTE 4.000%11/1   911363AL3		 47216 	    15250000	    PRN

VERISIGN INC	 		SDCV 3.250% 8/1 	  92343EAD4		    765 	        627000	    PRN

VITESSE SEMICONDUCTOR CORP	DBCV 8.000% 6/1 	  928497AE6		 12239 	      9950000	    PRN

WESTERN REFNG INC	 	NOTE 5.750% 6/1 	  959319AC8		 10439 	      5930000	    PRN

WINTRUST FINANCIAL CORP	W EXP 12/18/201 	  97650W157		  2480 	        128905	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202 	  989701115		 16896 	      2406800	      SH




                                                                                   881056